Securities Act File No. 33-12213
                    Investment Company Act File No. 811-5037

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.


                        Post-Effective Amendment No. 32          |X|

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 33                 |X|

                        (Check appropriate box or boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                              479 West 22nd Street
                               New York, NY 10011
               (Address of Principal Executive Offices) (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                 (212) 633-9700

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                              479 West 22nd Street
                               New York, NY 10011

                     (Name and Address of Agent for Service)

                          Copy to: Julie Allecta, Esq.
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                            San Francisco, CA, 94104
       -----------------------------------------------------------------
It is proposed that this filing will become effective:

|_|Immediately upon filing pursuant to paragraph (b)

__ On             pursuant to paragraph (b)

   60 days after filing pursuant to paragraph (a)(1)

__ On              pursuant to paragraph (a)(1)


|X| 75 days after filing pursuant to paragraph (a)(2)


__ On              pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

__ this  post-effective   amendment  designates  a  new  effective  date  for  a
   previously filed post-effective amendment.
--------------------------------------------------------------

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of beneficial interest, no par value. The most recent notice required by Rule 24f-2 was filed on August 27, 1996.

                    CROSS REFERENCE SHEET
                 (as required by Rule 495)

N-1A Item No.                                   Location

Part A

Item 1.  Cover Page...........................        Cover Page
Item 2.  Synopsis.............................        Expense
                                                       Table


Item 3.  Financial Highlights.................        N/A


Item 4.  General Description of Registrant....      Investment
                                                   Objective,
                                                   Policies and
                                                    Risks;


Item 5.  Management of the Fund...............      Management
                                                    of the Fund

Item 5A  Management's Discussion of Fund            See Annual
         Performance                                Reports to
                                                    Shareholders

Item 6.  Capital Stock and Other Securities. . .    Distributions
                                                    and Taxes;
                                                    How the
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 7.  Purchase of Securities Being Offered . .   How to Invest
                                                    in the Fund;
                                                    How the
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 8.  Redemption or Repurchase. . . . . . . .    How to Redeem
                                                    an Investment
                                                    in the Fund

 Item 9.  Pending Legal Proceedings . . . . . . .  N/A

Part B

Item 10. Cover Page .............................      Cover Page

Item 11. Table of Contents.......................      Table of
                                                       Contents

Item 12. General Information and History . . . .       The Trust;
                                                       General
                                                     Information

Item 13  Investment Objectives and Policies ....       Investment
                                                    Objective and
                                                       Policies;
                                                       Investment
                                                    Restrictions;

Item 14. Management of the Fund...................  Management

Item 15. Control Persons and Principal Holders
         of Securities............................  Management

Item 16. Investment Advisory and Other Services.... Management

Item 17. Brokerage Allocation...................... Execution of
                                                    Portfolio
                                                    Transactions


Item 18. Capital Stock and Other Securities........ General
                                                    Information

Item 19. Purchase, Redemption and Pricing of
         Shares Being Offered..............         Additional
                                                    Purchase &
                                                    Redemption
                                                    Information

Item 20. Tax Status.............................. Distributions
                                                    & Tax Infor-
                                                    mation

Item 21. Underwriters............................   The Fund's
                                                    Distributor

Item 22. Performance Information..................  Performance
                                                    Information

Item 23. Financial Statements....................   N/A


Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

                     PRELIMINARY PROSPECTUS
                     SUBJECT TO COMPLETION
A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. Information contained herein is subject to completion or amendment. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such jurisdiction.


                           THE PERKINS MICRO-CAP FUND

                              730 East Lake Street
                             Wayzata, MN 55391-1769
                                 (612) 473-8367
                                 (800) 366-8361

THE PERKINS MICRO-CAP FUND (the "Fund") is a mutual fund with the investment objective of seeking capital appreciation. The Fund seeks to achieve its objective by investing principally in common stocks of small companies believed by Perkins Capital Management, Inc. (the "Advisor"),to have growth potential. Under normal market conditions, at least 65% of the Fund's total assets will be invested in common stocks of such "micro-cap" companies with market capitalizations of less than $100 million.

Due to investment considerations, it is presently intended that the Fund will close to new investors when it reaches $100 million in total assets.

The Fund is not a complete investment program and is appropriate only for those investors who understand and can bear the risks of investing in micro-cap companies. Shares of micro-cap companies and the Fund's net asset value may be volatile. The Fund may not be appropriate for short-term investors and should be considered only for the aggressive portion of an investor's portfolio. See "Investment Objectives, Policies and Risks," at page__.

This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. The Fund is a series of Professionally Managed Portfolios. A Statement of Additional Information dated December , 1996, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge upon written request to the Fund at the address given above.




                                                 TABLE OF CONTENTS


Expense Table......................................
Investment Objectives, Policies and Risks..........
Management of the Fund.............................
How To Invest in the Fund..........................
How To Redeem an Investment in the Fund............
Services Available to the Fund's Shareholders......
How the Fund's Per Share Value Is Determined.......
Distributions and Taxes............................
General Information................................



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        Prospectus dated December , 1996

                                  EXPENSE TABLE
Expenses are one of several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown. The Fund has adopted a plan of distribution under which the Fund will pay a distribution fee at an annual rate of up to a maximum of 0.25% of the Fund's net assets. A long-term shareholder may pay more, directly and indirectly, in sales charges and such fees than the maximum sales charge permitted under rules of the National Association of Securities Dealers, Inc.

Shareholder Transaction Expenses
       Maximum Sales Load Imposed on Purchases.........................   4.75%
       Maximum Sales Load Imposed on Reinvested Dividends                 None
       Deferred Sales Load..............................................   None
       Redemption Fees..................................................   None
       Exchange Fee.....................................................   None
Annual Fund Operating Expenses
   (As a percentage of average net assets)
    Management Fees                             1.00%
       12b-1 Fees . . . . . . . . . . . . . . . .   0.20%
       Other Expenses.. . . . . . . . . . . . .     1.30%
       Total Fund Operating Expenses . . . . . ..   2.50%


The Advisor has agreed to reduce its fees to insure that the expenses for the Fund will not exceed the most restrictive limits set by applicable state regulations, currently 2.5% of average net assets annually. It is estimated that the Fund's operating expenses during its first year of operation will not exceed this limit.

Example

This table illustrates the net transaction and operating expenses that would be incurred by an investment in the Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.
                                 1 Year      3 Years

                                  $72          $122

The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."

THE  PERKINS   MICRO-CAP   FUND  (the  "Fund")  is  a   diversified   series  of
Professionally Managed Portfolios (the "Trust"), an open-end registered management investment company offering redeemable shares of beneficial interest. Shares may be purchased at a public offering price which includes a maximum sales charge of 4.75% of the offering price, or less depending on the amount invested. The minimum initial investment is $2,500, with subsequent minimum investments of $100 or more ($1,000 and $100, respectively, for retirement plans). Shares will be redeemed at net asset value per share.

Due to investment considerations, it is presently intended that the Fund will close to new investors when the total assets of the Fund reach $100 million. If the Fund closes at $100 million in total assets as currently expected, the Trustees may determine to reopen the Fund at some point based on market conditions and other factors.

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS


The investment objective of the Fund is capital appreciation. The primary approach of the Fund is to purchase common stocks of "micro-cap" companies, as defined below, which the Advisor believes to be attractive investments with capital appreciation potential on an individual issuer basis. There is, of course, no assurance that the Fund's objective will be achieved. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary, as the market value of its investment portfolio changes. The Fund is diversified, which under applicable federal law means that as to 75% of its total assets, no more than 5% may be invested in the securities of a single issuer and that no more than 10% of its total assets may be invested in the voting securities of such issuer. The Fund may make use of investment techniques which involve higher than average risk, such as leveraging and short sales. As indicated below, there are special risks associated with investing in micro-cap companies. See pages____.


Investment Approach. The Advisor's approach to equity investments is to seek opportunities for growth by investing in companies which it believes will appreciate in value. The Advisor seeks to find investment opportunities primarily by searching for companies which it believes to be undergoing some type of fundamental change. Companies undergoing change may have new products, processes, strategies management or a combination of these. Stocks are purchased when it is believed that change will result in higher earnings and/or a higher price/earnings ratio, and thus a higher share price when that change is discovered by others. In its investment selection process, the Advisor utilizes computer programs to derive fundamental selection criteria, technical analysis as an aid in selecting those industries which appear to offer the best investment opportunities at a particular time, and chart analysis as an aid in selecting the what it believes to be the best purchase or sale point for a particular security. Companies selected for the Fund often are located in the upper Midwest states, although the Fund is not limited in its investments to any specific geographical region.


Micro-Cap Companies. Under normal circumstances at least 65% of the Fund's total assets will be invested in securities of micro-cap companies. Such companies are those with individual market capitalizations of less than $100 million. The Advisor believes that micro-cap companies provide an opportunity for superior returns because they are not as well-known to the investing public, have less investor following and a limited dissemination of information about them or their industry and therefore may provide the potential for investment gains due to the inefficiencies in this sector of the marketplace. These companies also may offer unique products, services or technologies and often serve special or expanded market niches, that can contribute to their gain potential. The Fund invests principally in common stocks. The Fund's investments may also include preferred stocks, warrants, convertible debt obligations and other debt obligations that, in the Manager's opinion, offer the possibility of capital growth.


During those times when equity securities cannot be found that meet the Advisor's investment criteria, for temporary defensive purposes or pending longer-term investment, the Fund may invest any amount of its assets in short-term money market instruments, including securities issued by the U.S. Government, its agencies and instrumentalities or other such instruments rated in the top two grades by Moody's or S & P or, if unrated, instruments deemed to be of comparable quality by the Fund's Advisor.


Risks of Investing in Micro-Cap Companies

Investments in micro-cap companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Many micro-cap companies are more vulnerable than larger companies to adverse business or economic developments. They may have limited product lines, markets or financial resources. New and improved products or methods of development may have a substantial impact on the earnings and revenues of such companies and any such positive or negative developments could have a corresponding positive or negative impact on the value of their shares.

Micro-cap company shares, which trade on the over-the counter market, may have fewer market makers, wider spreads between their quoted bid and asked prices and lower trading volumes, resulting in comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on the major stock exchanges or than the market averages in general. In addition, the Fund and other client accounts of the Advisor, on a collective basis, may hold a significant percentage of a company's outstanding shares. When making larger sales, the Fund might have to sell assets at discounts from quoted prices or may have to make a series of small sales over an extended period of time.

For these reasons, the Fund's net asset value may be more volatile and the Fund may not be appropriate for short-term investors. The Fund should be considered only for the aggressive portion of the portfolio of an investor who understands and can bear the risks of investing in micro-cap companies. There can be no assurance that the Fund's objective will be attained or that the value of its portfolio will not decline.


Repurchase Agreements. The Fund may enter into repurchase agreements in order to earn additional income on available cash, or as a defensive investment in periods when the Fund is primarily in short-term maturities. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and the most creditworthy registered securities dealers pursuant to procedures adopted and regularly reviewed by the Trust's Board of Trustees. The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transactions, and the Fund will not invest more than 15% of its total assets in illiquid securities, including repurchase agreements maturing in more than seven days. Illiquid and Restricted Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, including (I ) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so-called "restricted securities"); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between the Fund's decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. Securities which meet the requirements of Securities Act Rule 144A are restricted, but may be determined to be liquid by the Trustees based on the applicable trading markets.

Foreign Securities. The Fund may invest up to 10% of its assets in U.S. dollar denominated securities of foreign issuers, including American Depositary
Receipts with respect to securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. In addition, the value of the foreign securities may be adversely affected by movements in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments, including the possibility of expropriation, confiscatory taxation, exchange controls or other foreign governmental restrictions. The Fund may also invest without limit in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

Short Sales. The Fund may engage in short sales of securities. In a short sale, the Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The Fund also must deposit in a segregated account liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain daily the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with short sale.

The dollar amount of short sales at any one time (not including short sales against the box) may not exceed 25% of the net equity of the Fund, and it is expected that normally the dollar amount of such sales will not exceed 10% of the net equity of the Fund. The value of securities of any one issuer in which the Fund is short at the time of the short sale may not exceed the lesser of 2% of the value of the Fund's net assets or 2% of the securities of any class of any issuer.

A short sale is "against-the-box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for Federal income tax purposes.

Leverage Through Borrowing. The Fund may borrow for investment purposes. This borrowing, which is known as leveraging, generally will be unsecured, except to the extent the Fund enters into reverse repurchase agreements described below. The Investment Company Act of 1940 (the "1940 Act") requires the

Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging may exaggerate the effect on the net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Options Transactions. The Fund may buy call and put options on individual securities and write covered call and put options, and engage in related closing transactions. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. A covered call option sold by the Fund, which is a call option with respect to which the Fund owns the underlying security, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in the price of the underlying security. A put option sold by the Fund is covered when, among other things, liquid assets are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken.

To close out a position when writing covered options, the Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it has previously written on the security. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof. See the Statement of Additional Information.

Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

The Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

                             MANAGEMENT OF THE FUND
The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. Perkins Capital Management, Inc., 730 East Lake Street, Wayzata, MN 55391-1769, the Fund's Advisor, has been in the investment advisory business since 1984. The Advisor provides investment advisory services to individual and institutional accounts with a value in excess of $300 million. The Fund's portfolio typically will contain many of the same stocks that are owned by the Advisor's other accounts. However, investment decisions for the Fund are made independently of investment decisions for the Advisor's other accounts and reflect certain restrictions that apply to the Fund. Mr. Richard W. Perkins and Mr. Daniel S. Perkins are principally responsible for the management of the Fund's portfolio.

Under an Investment Advisory Agreement, the Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 1.00% annually.

Under an Administration Agreement, Investment Company Administration Corporation (the "Administrator") prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund's custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Assets                      Fee or Fee Rate
Less than $12 million            $30,000
$12,000,000 to $50,000,000        0.25%
$50,000,000 to $100,000,000       0.20%
$100,000,000 to $200,000,00       0.15%
$200,000,000 and above            0.10%

The Fund pays a monthly shareholder service fee at the annual rate of 0.25 of 1% of its average daily net assets to the Advisor, selected broker-dealers and other agents for providing certain ongoing services to shareholders.

The Fund is responsible for its own operating expenses, including but not limited to, the advisory and administration fees, custody and transfer agent fees, legal and auditing expenses, federal and state registration fees, and fees to the Trust's disinterested trustees. The Advisor has agreed to reduce its fees or reimburse the Fund for its annual operating expenses which exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. The Advisor also may reduce its fees or reimburse additional amounts to the Fund at any time in order to reduce the Fund's expenses, or to the extent required by applicable securities laws. Reductions made by the Adviser in its fees or payments or reimbursements of expenses which are the Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to do so and remain in compliance with any applicable expense limitations.

The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

                            HOW TO INVEST IN THE FUND

The minimum initial investment is $2,500. Subsequent investments must be at least $100. Investments in retirement plans may be for minimums of $1,000 and $100, respectively. First Fund Distributors, Inc. (the "Distributor"), acts as Distributor of the Fund's shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain group or periodic plans. Shares of the Fund are offered continuously for purchase at the public offering price next determined after a purchase order is received. The public offering price is effective for orders received by the Fund or investment dealers prior to the time of the next determination of the Fund's net asset value and, in the case of orders placed with dealers, transmitted properly to the Transfer Agent. Orders received after the time of the next determination of the applicable Fund's net asset value will be entered at the next calculated public offering price.

The public offering price per share is equal to the net asset value per share, plus a sales charge, which is reduced on purchases involving amounts of $50,000 or more, as set forth in the table below. The reduced sales charges apply to quantity purchases made at one time by (I) an individual, (ii) members of a family (i.e., an individual, spouse and children under age 21), or (iii) a trustee or fiduciary of a single trust estate or a single fiduciary account. In addition, purchases of shares made during a thirteen month period pursuant to a written Letter of Intent are eligible for a reduced sales charge. Reduced charges are also applicable to subsequent purchases by a "person," based on the aggregate of the amount being purchased and the value, at offering price, of shares owned at the time of investment.

                                        Sales Charge     Portion
                                             as         of sales
                                        percent of        charge
                                                net   retained
                                    offering   asset      by
Amount of Purchase                   price     value    dealers
Less than $50,000 . . . . .         4.75%     4.99%    4.50%
$50,000 but less than $100,000...   4.00%     4.17%    3.75%
$100,000 but less than $250,000..   3.00%     3.09%    2.80%
$250,000 but less than $500,000..   2.00%     2.04%    1.85%
$500,000 but less than $1,000,000.  1.00%     1.01%    0.90%
$1,000,000 or more . . . . . .. ..  None      None     None

Purchase Order Placed with Investment Dealers

Dealers who have a sales agreement with the Distributor may place orders for shares of the Fund on behalf of clients at the offering price next determined after receipt of the client's order by calling Rodney Square Management Corporation, the Transfer Agent, at (800) 280-4479. Shares are also available for purchase by financial intermediaries through brokers or dealers which have service or sales agreements with the Fund or the Distributor. The Distributor or its affiliates, at their expense may provide additional compensation to dealers in connection with sales of shares of the Fund. If the order is placed with the dealer by 4:00 p.m. New York City time and forwarded promptly to the Transfer Agent or other service agent, it will be confirmed at the applicable offering price on that day. The dealer is responsible for placing orders promptly with the Transfer Agent and for forwarding payment within five business days.

Purchases Sent to the Transfer Agent

Investors may purchase shares by sending an Application Form directly to the Transfer Agent, with payment made either by check or by wire.

Investors may purchase shares of the Fund by check or wire:

By Check: For initial investments, an investor should complete the Fund's Account Application (included with this Prospectus). The completed Application, together with a check payable to "The Perkins Micro-Cap Fund" should be mailed to the Fund's Transfer Agent: Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752. A purchase order sent by overnight mail should be sent to The Perkins Micro-Cap Fund, c/o Rodney Square Management Co., 1105
North  Market  Street,   3rd  floor,   Wilmington,   DE  19890.

     For subsequent investments, a stub is attached to the account statement sent to shareholders after each transaction. The stub should be detached from the statement and, together with a check payable to "The Perkins Micro-Cap Fund," mailed to the Transfer Agent in the envelope provided at the address indicated above. The investor's account number should be written on the check.

     By Wire: For initial investments, before wiring funds, an investor should call the Transfer Agent at (800) 280-4779 between the hours of 9:00 a.m. and 4:00 p.m. Eastern time, on a day when the New York Stock Exchange is open for trading in order to receive an account number. The Transfer Agent will request the investor's name, address, tax identification number, amount being wired and wiring bank. The investor should then instruct the wiring bank to transfer funds by wire to: Wilmington Trust Company, Wilmington, DE, ABA #0311-0009-2. DDA #2689-8641 for credit to The Perkins Micro-Cap Fund, for further credit to [investor's name and account number]. The investor should also insure that the wiring bank includes the name of the Fund and the account number with the wire. If the Funds are received by the Transfer Agent prior to the time that the Fund's net asset value is calculated, the funds will be invested on that day; otherwise they will be invested on the next business day. Finally, the investor should write the account number provided by the Transfer Agent on the Application Form and complete and mail the Form promptly to the Transfer Agent.


For all wire investments, the investor must call the Transfer Agent at (800) 280-4779 when the wire is sent. Failure to do so may cause the purchase not to be credited. Investors may obtain further information from the Transfer Agent about remitting funds in this manner and from their own banks about any fees that may be imposed.

Purchase at Net Asset Value. Shares of the Fund may be purchased at net asset value by officers, trustees, directors and full time employees of the Trust, the Advisor, the Manager, the Distributor and affiliates of such companies, by their family members, by persons and their family members who are direct investment advisory clients of the Advisor, registered representatives and employees of firms which have sales agreements with the Distributor, investment advisors, financial planners or other intermediaries who placed trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediaries on the books and records of the broker or agent, retirement and deferred compensation plans and trusts used to fund such plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts" and by such other persons who are determined to have acquired shares under circumstances not involving any sales expense to the Fund or Distributor. Investors may be charged a fee if they effect transactions in fund shares through a broker or agent.

Investors also may purchase shares of the Fund at net asset value to the extent that the investment represents the proceeds from the redemption, within the previous sixty days, of shares (the purchase price of which included a sales charge) of another mutual fund. When making a purchase at net asset value under this provision, the investor should forward to the Transfer Agent either (I) the redemption check representing the proceeds of shares redeemed, endorsed to the order of The Perkins Micro-Cap Fund, or (ii) a copy of the confirmation from the other fund, showing the redemption transaction.

General. Payment of proceeds from redemption of shares purchased with an initial investment made by wire may be delayed until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any purchase order in whole or in part.

If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the New York Stock Exchange (currently 4:00 p.m., New York City time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the New York Stock Exchange on the next business day. Federal tax regulations require that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement. The Fund does not issue share certificates. All shares are held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder.

             HOW TO REDEEM AN INVESTMENT IN THE FUND

A shareholder has the right to have the Fund redeem all or any portion of his outstanding shares at their current net asset value on each day the New York Stock Exchange is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption. Direct Redemption. A written request for redemption must be received by the
Fund's Transfer Agent in order to constitute a valid tender for redemption. Redemption requests should (a) state the number of shares to be redeemed, (b) identify the shareholder's account number and ( c) be signed by each registered owner exactly as recorded on the account registration. To protect the Fund and its shareholders, a signature guarantee is required for certain transactions, including redemptions. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws; these institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing a signature must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor. Telephone Redemption. Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the New York Stock Exchange is open by calling the Fund's Transfer Agent at (800) 280-4779 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). By establishing telephone redemption privileges, a shareholder authorizes the Fund and its Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to the bank account designated in the Authorization. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders. Shareholders may request telephone redemption after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption during periods of abnormal market activity.

Exchange Privilege. You may exchange shares of the Fund for shares of the Perkins Opportunity Fund without additional sales charges by mailing or delivering written instructions to the Transfer Agent at the address set forth above. Please specify the number of shares or dollar amount to be exchanged, and your name and account number. You may also exchange shares by telephoning the Transfer Agent at (800) 280-4779. Between the hours of 9:00 AM and 4:00 PM Eastern time on a day when the New York Stock Exchange is open for normal trading. The Fund reserves the right to limit the number of exchanges a shareholder may make in any year to avoid excessive Fund expenses, and may terminate or modify the exchange privilege upon notice to shareholders.


General. Payment of the redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the Securities and Exchange Commission. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for Federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gift to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $1,000. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of his account is less than $1,000 and will be allowed 30 days to make an additional investment to bring the value of his account to at least $1,000 before the Fund takes any action.

Distribution Agreement. The Distributor is the principal underwriter and distributor of shares of the Fund and is an affiliate of the Administrator. The Distributor makes a continuous offering of the Fund's shares and bears the costs and expenses of printing and distributing to selected dealers and prospective investors any copies of any prospectuses, statements of additional information and annual and interim reports of the Fund other than to existing shareholders (after such items have been prepared and set in type by the Fund) which are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor or furnished by it for use by selected dealers in connection with the offering of the shares for sale to the public. All or a part of the expenses borne by the Distributor may be reimbursed pursuant to the Distribution and Shareholder Servicing Plan discussed below.

Distribution Plan; Shareholder Servicing Plan. The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") under which the Fund pays the Distributor an amount which is accrued daily and paid monthly, at an annual rate of up to 0.25% (currently 0.20%) of the average daily net assets of the Fund. Amounts paid under the Plan by the Fund are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Fund's shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials. Such fee is paid to the Distributor each year only to the extent of such costs and expenses of the Distributor under the Plan actually incurred in that year, up to 0.25% (currently 0.20%) of the average daily net assets of the Fund for that year.

In addition, the Fund has entered into a Shareholder Servicing Agreement with the Advisor, under which the Fund pays servicing fees at an annual rate of up to 0.25% of the Fund's average daily net assets. Payments to the Advisor under the Plan reimburse the Advisor for payments it makes to selected brokers, dealers and administrators for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders' accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other services to the Fund as the Fund may reasonably request.

                  SERVICES AVAILABLE TO THE FUND'S SHAREHOLDERS

Retirement Plans. The minimum initial investment for such plans is $1,000, with minimum subsequent investments of $100. The Fund offers a prototype Individual Retirement Account ("IRA") plan and information is available from the Distributor or from securities dealers with respect to Keogh, Section 403(b) and other retirement plans offered. Investors should consult a tax adviser before establishing any retirement plan. Automatic Check Investment Plan. For the convenience of shareholders, the Fund offers a preauthorized check service under which a check is automatically drawn on the shareholder's personal checking account each month for a predetermined amount (but not less than $100), as if the shareholder had written it directly. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current offering price. Applications for this service are available from the Distributor. There is no charge by the Fund for this service. The Distributor may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing, sufficiently in advance of the next withdrawal. Systematic Withdrawal Program. As another convenience, the Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholder's account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceed the dividends credited to the shareholder's account, the account ultimately may be depleted.

        HOW THE FUND'S PER SHARE VALUE IS DETERMINED

The net asset value of a Fund share is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost as reflecting fair value.

                             DISTRIBUTIONS AND TAXES

Dividends and Distributions. Dividends from net investment income are expected to be paid in June and December. Any net capital gains realized during the Fund's fiscal year will also be distributed to shareholders in June, with a supplemental distribution in December of any undistributed capital gains earned during the 12-month period ended each October 31. Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash. Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Taxes. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal or excise taxes. The distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment ) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local taxation of distributions from the Fund.

                               GENERAL INFORMATION

The Trust. The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The fiscal year of the Fund ends on

March 31.

Shareholder Rights. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Management Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

Performance Information. From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment (at the maximum public offering price) at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions and after giving effect to the maximum applicable sales charge. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period. Shareholder Inquiries. Shareholder inquiries should be directed to the Transfer Agent at
(800) 280-4779.

Investment Advisor
Perkins Capital Management, Inc.
730 East Lake Street
Wayzata, MN 55391-1769
(612) 473-8367
(800) 366-8361

Distributor
First Fund Distributors, Inc.
4455 E. Camelback Rd., Ste. 261-E
Phoenix, AZ 85018

Custodian
The Provident Bank
P.O. Box 14967
Cincinnati, Ohio  45250-0967

Transfer and Dividend Disbursing Agent
Rodney Square Management Corporation
P.O. Box 8987
Wilmington, DE 19899
(800) 280-4779

Auditors
Tait, Weller & Baker
2 Penn Center Plaza
Philadelphia, PA 19107

Legal Counsel
Heller, Ehrman, White & McAuliffe
333 Bush Street
San Francisco, California 94104

                       STATEMENT OF ADDITIONAL INFORMATION
                                December __, 1996
                            PERKINS OPPORTUNITY FUND
                             PERKINS MICRO-CAP FUND
                                    series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                              730 East Lake Street
                             Wayzata, MN 55391-1713
                                 (800) 366-8361
                                 (612) 473-8367


         This Statement of Additional Information is not a prospectus and it should be read in conjunction with the prospectuses of the Perkins Opportunity Fund or the Perkins Micro-Cap Fund (a "Fund" or the "Funds"). Copies of the prospectuses of the Perkins Opportunity Fund dated August 1, 1996 and the Perkins Micro-Cap Fund dated December , 1996 are available by calling the numbers listed above.



                                                 TABLE OF CONTENTS

                                                             Page

The Trust . . . . . . . . . . . . . . . . . . . . . . . .    B-2
Investment Objective and Policies . . . . . . . . . . . .    B-2
Investment Restrictions . . . . . . . . . . . . . . . . .    B-8
Distributions and Tax Information . . . . . . . . . . . .    B-10
Management . . . . .  . . . . . . . . . . . . . . . . . .    B-13
The Fund's Investment Advisor . . . . . . . . . . . . . .    B-15
The Fund's Administrative Manager  . . . . . . . . . . .     B-16
The Fund's Distributor. . . . . . . . . . . . . . . . . . .  B-17
Execution of Portfolio Transactions . . . . . . . . . . .    B-17
Additional Purchase and Redemption Information  . . . . .    B-20
Determination of Share Price  . . . . . . . . . . . . . .    B-21
Performance Information . . . . . . . . . . . . . . . . .    B-22
General Information . . . . . . . . . . . . . . . . . . .    B-23
Financial Statements . . . . . . . . . . . . . . . . .. .    B-24

                                                     THE TRUST


         Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This Statement of Additional Information relates only to the Perkins Opportunity Fund and the Perkins Micro-Cap Fund series (the "Funds").


                                         INVESTMENT OBJECTIVE AND POLICIES

         The Perkins Opportunity Fund and the Perkins Micro-Cap Fund are mutual funds with the investment objective of seeking capital appreciation. The following discussion supplements the discussion of each Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Funds will be attained.


Repurchase Agreements

         The Funds may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Funds will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Funds may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of a Fund's total assets would be invested in illiquid securities including such repurchase agreements.

         For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Funds may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and a Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the investment manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

         Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, a Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Funds will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities

         The Funds may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Funds' intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time that a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Funds do not believe that their net asset value or income will be adversely affected by their purchase of securities on a when-issued basis. The Funds will establish a segregated account with their Custodian in which they will maintain liquid assets equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

Securities Lending

         Although each Fund's objective is capital appreciation, the Funds reserve the right to lend their portfolio securities in order to generate additional income. Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities who are not affiliated with the Advisor or Distributor and whose creditworthiness is acceptable to the Advisor. The borrower must deliver to the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the loaned securities at all times during the loan, marked to market daily. During the time the portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities. A Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income if the borrower has delivered equivalent collateral or a letter of credit. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. It is not anticipated that more than 5% of the value of each Fund's portfolio securities will be subject to lending.

Foreign Investments

     Each Fund has reserved the right to invest in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and
economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an Adviser will be able to anticipate or counter these potential events and their impacts on a Fund's share price.

         American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

Options on Securities

         Although they have no present intention of doing so, each Fund reserves the right to engage in certain purchases and sales of options on securities. The Fund may write (i.e., sell) call options ("calls") on equity securities if the calls are "covered" throughout the life of the option. A call is "covered" if the Fund owns the optioned securities. When the Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

         The Fund may purchase a call on securities to effect a "closing purchase transaction" which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Fund on which it wishes to terminate its obligation. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Fund expires (or until the call is exercised and the Fund delivers the underlying security).

         A Fund also may write and purchase put options ("puts"). When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. When the Fund writes a put, it will maintain at all times during the option period, in a segregated account, liquid assets equal in value to the exercise price of the put.

         A Fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

         The Funds' custodian, or a securities depository acting for them, generally acts as escrow agent as to the securities on which a Fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the Fund. Until the underlying securities are released from escrow, they cannot be sold by the Fund.

         In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Short Sales

         The Funds may seek to hedge investments or realize additional gains through short sales. The Funds may make short sales, which are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund than is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

         The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

         No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net equity. The Funds similarly will limit their short sales of the securities of any single issuer if the market value of the securities that have been sold short by a Fund would exceed the two percent (2%) of the value of the Fund's net equity or if such securities would constitute more than two percent (2%) of any class of the issuer's securities.

         Whenever a Fund engages in short sales, its custodian will segregate liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker be less than the market value of the securities at the time they were sold short.

         In addition, the Funds may make short sales "against the box," i.e. when a security identical to one owned by the Fund is borrowed and sold short. If a Fund enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and is required to hold such securities while the short sale is outstanding. The Funds will incur transaction costs, in connection with opening, maintaining, and closing short sales against the box.

Leverage Through Borrowing

         The Funds may borrow money for leveraging purposes. Leveraging creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for a Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced.


                                              INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. A Fund may not:

         1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

         2. (a) Borrow money, except as stated in the Prospectus and this Statement of Additional Information. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

                  (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

         3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         4. Buy or sell interests in oil, gas or mineral exploration or development programs or related leases or real estate. (Does not preclude investments in marketable securities of issuers engaged in such activities.)

         5. Purchase or sell commodities or commodity contracts (As a matter of operating policy, the Board of Trustees may authorize a Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

         6. Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry.
(Does not apply to investment in the securities of the U.S.
Government, its agencies or instrumentalities.)

         7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

         8. Invest in any issuer for purposes of exercising control or management.

     Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

     9. Purchase or hold securities of any issuer, if, at the time of purchase or thereafter, any of the Trustees or officers of the Trust or the Fund's investment manager owns beneficially more than 1/2 of 1%, and all such Trustees or officers holding more than 1/2 of 1% together own beneficially more than 5% of the issuer's securities.

         10. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, the Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or the Fund owning securities of investment companies in the aggregate which would exceed 10% of the value of the Fund's total assets.

         11. Invest, in the aggregate, more than 15% of its total assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

     Under applicable provisions of Texas law, any investment by a Fund in warrants may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of a Fund's net assets may be warrants which are not listed on the New York or American Stock Exchange. Also, as provided for under Texas law, the Funds may not purchase real estate limited partnership interests.

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

                                         DISTRIBUTIONS AND TAX INFORMATION

Distributions

         Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually, as described in the Prospectus after the conclusion of the Funds' fiscal year (March 31). Also, each Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

         Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

         Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. Each Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

         Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

         Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of each Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on that Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

         Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

         A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption or exchange of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered will be added to the basis of the shares received. Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

         Under the Code, each Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Internal Revenue Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Each Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.


     The Funds will not be subject to tax in the Commonwealth of Massachusetts as long as they qualify as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Funds.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

     This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Funds has expressed no opinion in respect thereof.

                                                    MANAGEMENT

Trustees

         The Trustees of the Trust are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below.


Steven J. Paggioli,* 46  President and Trustee

479 West 22nd Street, New York, New York 10011. Executive Vice President, Robert H. Wadsworth & Associates, Inc. (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC"; mutual fund administration and the Fund's Administrator), and Vice President of First Fund Distributors, Inc. ("FFD"; registered broker-dealer and the Fund's Distributor) since 1990.


Dorothy A. Berry, 52  Chairman of the Board of Trustees

40 Maple Lane, Copake, NY 12502. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).


Wallace L. Cook, 56 Trustee

30 Rockefeller Plaza, New York, New York 10112. Senior Vice
President, Rockefeller Trust Co. Financial Counselor, Rockefeller
& Co.

Carl A. Froebel, 57 Trustee

333 Technology Dr., Malvern, PA.  Managing Director, Premier
Solutions, Ltd. Founder and former President, National Investor
Data Services, Inc. (investment related computer software).

Rowley W.P. Redington, 51 Trustee

260 Washington Street, Newark, New Jersey 07102. Vice President, PRS of New Jersey, Inc. (management consulting); Chief Financial Officer, Jersey Electronics, Inc. (formerly ESI, Inc.) (consumer electronics service and marketing); formerly President, Aveco Inc. (consumer electronic service and marketing) and formerly Chief Executive Officer, Rowley Associates (consultants).

Eric M. Banhazl*, 39 Treasurer

2025 E. Financial Way, Suite 101, Glendora, California 91741.
Senior Vice President, Robert H. Wadsworth & Associates, Inc.,
Senior Vice President of ICAC and Vice President of
FFD since 1990.

Robin Berger*, 39 Secretary

479 West 22nd St., New York, New York 10011. Vice President, Robert
H. Wadsworth & Associates, Inc. since June, 1993; formerly
Regulatory and Compliance Coordinator, Equitable Capital
Management, Inc. (1991-93).

Robert H. Wadsworth*, 56 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018.
President of Robert H. Wadsworth & Associates, Inc. since 1982,
President of ICAC and FFD since 1990.

*Indicates an "interested person" of the Trust as defined in the 1940 Act.


         Set forth below is the estimated rate of compensation received by the following Trustees from the Fund and all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested trustees receive an annual retainer of $7,500 and a fee of $2,500 for each regularly scheduled meeting. These trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $4,500. The disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits are received by any Trustee or officer from the Fund or any other portfolios of the Trust. During the fiscal year ended March 31, 1996, trustees fees and expenses of $5,009 were allocated to the Perkins Opportunity Fund. The Perkins Micro-Cap Fund did not commence operations until December, 1996.

Name of Trustee                        Total Compensation


Dorothy A. Berry                           $14,500
Wallace L. Cook                            $10,000
Carl A. Froebel                            $10,000
Rowley W.P Redington                       $10,000


         The Funds receive investment advisory services pursuant to agreements with the Advisor and the Trust. Each such agreement, after its initial term, continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


                                           THE FUNDS' INVESTMENT ADVISOR

         As stated in the Prospectus, investment advisory services are provided to the Funds by Perkins Capital Management, Inc., the Advisor, pursuant to an Investment Advisory Agreement. The Advisor is controlled by Richard Perkins, Sr., Richard Perkins, Jr. and Daniel Perkins. The Investment Advisory Agreement continues in effect from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees of the Trust or the vote of a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, either by a Fund or the Advisor upon sixty days' written notice and is automatically terminated in the event of its assignment as defined in the 1940 Act.

     The Advisor has agreed to reduce fees payable to it by each Fund to the extent necessary to limit that Fund's aggregate annual operating expenses to the most stringent limits prescribed by any state in which the Fund's sales are offered for sale. Currently, the expense limit is 2.5% on the first $30 million of net assets, 2% on the next $70 million of net assets and 1 1/2% thereafter. With respect to the Perkins Opportunity Fund, for the fiscal year ended March 31, 1994, the Advisor waived its fee of $19,303 and reimbursed the Fund for other expenses in the amount of $31,782. For the fiscal year ended March 31, 1995, the Advisor received fees of $48,841 and reimbursed the Fund for other expenses in the amount of $22,466. For the fiscal year ended March 31, 1996, the Advisor received fees of $516,259.


         The use of the name "Perkins" by the Funds is pursuant to a license granted by the Advisor, and in the event the Investment Advisory Agreement with a Fund is terminated, the Advisor has reserved the right to require the Fund to remove any references to the name "Perkins."


                                             THE FUNDS' ADMINISTRATOR

         Each Fund has entered into an Administration Agreement with Investment Company Administration Corporation (the "Administrator"), a corporation owned and controlled by Messrs. Banhazl, Paggioli and Wadsworth. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of each Fund; prepare all required filings necessary to maintain each Fund's qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of each Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator. For its services, the Administrator receives from each Fund a monthly fee at the following annual rate:

Less than $12,000,000            $30,000
$12 million to $50 million         0.25%
$50 million to $100 million        0.20%
$100 million to $200 million       0.15%
Over $200 million                  0.10%


During the fiscal years ended March 31, 1996, March 31, 1995, and March 31, 1994, the Administrator and its predecessor received fees of $123,567, $30,000 and $30,000, respectively, from the Perkins Opportunity Fund.


                                              THE FUNDS' DISTRIBUTOR


         First Fund Distributors, Inc. (the "Distributor"), a corporation owned by Messrs. Banhazl, Paggioli and Wadsworth, acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distribution Agreement between the Funds and the Distributor continues in effect from year to year if approved at least annually by (I) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act. During the fiscal years ended March 31, 1996, March 31, 1995 and March 31, 1994, the aggregate of sales commissions received by the Distributor with respect to the Perkins Opportunity Fund were $78,000, $35,000 and $922, respectively.

     Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Each Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund (currently 0.20%). The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. With respect to the Perkins Opportunity Fund, during the fiscal year ended March 31, 1994, the Fund paid fees of $4,805 to the Distributor, all of which was paid out as selling compensation to dealers. During the year ended March 31, 1995, the Fund paid fees of $12,435 to the Distributor, of which $3,460 was paid out by the Distributor as selling compensation to dealers, $6521 was for reimbursement of Distributor printing expenses and $2,108 was for reimbursement of advertising/sales literature expenses. During the year ended March 31, 1996, the Fund paid fees of $76,418 to the Distributor, of which $2,874 was paid out by the Distributor as selling compensation to dealers and $13,026 was for reimbursement of Distributor printing expenses and $60,518 was for reimbursement of advertising/sales literature expenses. Each Fund also has a Shareholder Service Plan pursuant to which payments or reimbursements of payments may be made to selected brokers, dealers or administrators which have entered into agreements for services provided to shareholders of the Fund. During the fiscal year ended March 31, 1996, fees of $76,000 were paid by the Perkins Opportunity Fund pursuant to the shareholder service plan.


                                        EXECUTION OF PORTFOLIO TRANSACTIONS

          Pursuant to the Investment Management Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers will be used to execute the Funds' portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

         Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may also be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the National Association of Securities Dealers, Inc.

         While it is the Funds' general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Funds, weight may also be given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Funds.


     Investment decisions for the Funds are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is likely that at times identical securities will be acceptable for both the Fund and one or more of such other client accounts or other Funds. In such event, the position of the Funds and such client account(s) or other Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or other Funds seek to acquire the same security as one of the Funds at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or other Funds simultaneously purchases or sells the same security that one of the Funds is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or other Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.


         The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through such brokers solely for selling shares of the Fund, although the Funds may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.


     The Funds do not use the Distributor to execute portfolio transactions. During the fiscal years ended March 31, 1996, March 31, 1995 and March 31, 1994, such commissions paid by the Perkins Opportunity Fund totaled $225,689, $42,830 and $4,181, respectively.


                                  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion (I) to suspend the continued offering of the Funds' shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Funds, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds' shares.

         Payments to shareholders for shares of the Funds redeemed directly from the Funds will be made as promptly as possible but no later than seven days after receipt by the Funds' Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (C) for such other period as the SEC may permit for the protection of the Funds' shareholders. At various times, the Funds may be requested to redeem shares for which they have not yet received confirmation of good payment; in this circumstance, the Funds may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Funds.

         The Funds intend to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, a Fund may make payment partly in securities with a current market value equal to the redemption price. Although the Funds do not anticipate that they will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Funds have elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

         As discussed in the Prospectus, the Funds provide an Automatic Check Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Plan are paid by the Fund. The market value of each Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                                           DETERMINATION OF SHARE PRICE

         As noted in the Prospectus, the net asset value and offering price of shares of each Fund will be determined once daily as of 4:00 p.m., New York City time, on each day the New York Stock Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Funds do not expect to determine the net asset value of their shares on any day when the Exchange is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the net asset value per share.

     In valuing each Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

         The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.



                                              PERFORMANCE INFORMATION

         From time to time, each Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

         A Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                                  P(1+T)n  =  ERV

Where:  P   =  a hypothetical initial purchase order of $1,000
                           from which the maximum sales load is deducted

            T   =  average annual total return

            n   =  number of years

            ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

         Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and gives effect to the maximum applicable sales charge.


     The Perkins Opportunity Fund's average annual total returns for the one year period and for the period from inception on February 18, 1993 through June 30, 1996 were 35.90% and 40.17%, respectively.


         Each Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

         Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.



                                                GENERAL INFORMATION

         Investors in the Funds will be informed of the Funds' operations through annual and semi-annual reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

     The Provident Bank, One East Fourth Street, Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Funds. Rodney Square
Management Corp., P.O. Box 8987, Wilmington, DE 19899, acts as the Funds' transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Funds.

         Tait, Weller & Baker, 121 South Broad Street, Philadelphia, PA 19107, are the independent auditors for the Funds.

         Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104, are legal counsel to the Funds.


         As of September 30, 1996, the following shareholders owned more than 5% of the outstanding voting securities of the Perkins Opportunity Fund: Donaldson Lufkin Jenrette Securities Corporation, Jersey City, NJ 07303 ______%; Charles Schwab & Co., Inc. For Exclusive Benefit of Customers, San Francisco CA 94104; _____%.


         The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund or the Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

         The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus of each Fund and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                       FINANCIAL STATEMENTS


     The annual report to shareholders for the Perkins Opportunity Fund for the fiscal year ended March 31, 1996 is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this Statement of Additional Information.

                                         PROFESSIONALLY MANAGED PORTFOLIOS

                                                     FORM N-1A
                                                      PART C

Item 24.  Financial Statements and Exhibits.

         (a) Financial Statements: Financial Statements for the fiscal year ended March 31, 1996: Incorporated by reference from the annual reports to shareholders for the fiscal year ended March 31, 1996; (unaudited) (Avondale Total Return, Crescent, Hodges, Osterweis, Perkins Opportunity, and Women's Equity Mutual Fund Series).

           Financial Statements for the fiscal year ended August
          31, 1995: Incorporated by Reference from the annual
           reports to shareholders for the fiscal year ended August 31, 1995 (Academy Value and Trent Equity Fund Series).

          Financial Statements for the fiscal period ended December 31, 1995; Incorporated by Reference from the annual reports to shareholders for the fiscal period ended December 31, 1995 (Kayne, Anderson Rising Dividend Fund Series, Insightful Investor Growth Fund Series, Matrix Growth Fund Series, Matrix Emerging Growth Fund Series)

         Financial Statements for the fiscal period ended February 29, 1996; Incorporated by reference from the semi-annual report for the fiscal period ended February 29, 1996 (Lighthouse Growth Fund, Trent Equity
        Fund).


         Financial Statements for the fiscal period ended June 30, 1996; Incorporated by Reference from the annual report for the fiscal period ended  June 30, 1996 (Boston Managed
            Growth Fund, Leonetti Balanced Fund and U.S. Global Leaders
        Growth Fund series).


         (b)  Exhibits:

                  (1)      Agreement and Declaration of Trust-2

                  (2)  By-Laws--2

                  (3)  Voting Trust Agreement -- Not applicable

                  (4)  Specimen Share Certificate-3

                  (5)  Form of Investment Advisory Agreement-1

                  (6)  Form of Distribution Agreement-1

                  (7)  Benefit Plan -- Not applicable

          (8)  Form of Custodian and Transfer Agent
                 Agreements-6

                  (9)  Form of Administration Agreement-6


                  (10) Consent and Opinion of Counsel as to legality of shares-3

                  (11)  Consent of Accountants-2

                  (12) All Financial Statements omitted from Item 23 -- Not applicable

                  (13) Letter of Understanding relating to initial capital-3

                  (14)  Model Retirement Plan Documents - Not applicable

                  (15)  Form of Plan pursuant to Rule 12b-1 -1

                  (16)  Schedule for Computation of Performance
                Quotations-5


1 Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.

2 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29,
1995.

3 Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 13, 1987.

4 Incorporated by reference to Post-effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on May 2, 1991.

5 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on June 17, 1992.

Item 25. Persons Controlled by or under Common Control with
Registrant.

         As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 26. Number of Holders of Securities.


                                                  Number of Record
                                                  Holders as of
                  Title of Class                  September 1, 1996

Shares of Beneficial Interest, no par value:

          Academy Value Fund                         135
          Avondale Total Return Fund                 151
          Boston Managed Growth Fund                 142
          UAM/FPA Crescent Fund                      120
          Hodges Fund                                124
          Osterweis Fund                             126
          Perkins Opportunity Fund                 8,557
          ProConscience Womens Equity Fund           486
          Trent Equity Fund                          134
          Lighthouse Growth Fund                     289
          Matrix Growth Fund                         468
          Matrix Emerging Growth Fund                 60
          Kayne, Anderson Rising Dividend Fund       132
          Insightful Investor Growth Fund            113
          Leonetti Balanced Fund                     328
          U.S.Global Leaders Growth Fund              34
          Harris, Bretall, Sullivan & Smith
           Growth Equity Fund                         39
          Pzena Focused Value Fund                    31
          Titan Financial Services Fund               81


Item 27.  Indemnification

         The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration
Statement.

         In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.



Item 28.  Business and Other Connections of Investment Adviser.

         With respect to Investment Advisors, the response to this item is incorporated by reference to their Form ADVs as amended:

      Herbert R. Smith & Co, Inc.        File No. 801-7098
      Hodges Capital Management, Inc.    File No. 801-35811
      Perkins Capital Management, Inc.   File No. 801-22888
      Crescent Research & Management     File No. 801-36828
      Osterweis Capital Management       File No. 801-18395
      Pro-Conscience Funds, Inc.         File No. 801-43868
      Trent Capital Management, Inc.     File No. 801-34570
      Academy Capital Management         File No. 801-27836
      Kayne, Anderson Investment Mgmnt.  File No. 801-24241
      Sena, Weller, Rohs, Williams       File No. 801-5326
      Insightful Management Company      File No. 801-46565
      Leonetti & Associates, Inc.        File No. 801-36381
      Lighthouse Capital Management      File No. 801-32168

      Yeager, Wood & Marshall, Inc.      File No. 801-4995
      Harris Bretall Sullivan & Smith    File No. 801-7369
      Pzena Investment Management LLC    File No. 801-50838
      Titan Investment Advisers, LLC     File No. 801-51306
      Pacific Gemini Partners LLC        File No. 801-50007

    With respect to United States Trust Company of Boston,  the response to this item is incorporated by reference to the responses to Item 5 of Part A and Item 16 of Part B ("Management")of Post-Effective Amendment No. 20 to the Registration Statement.

Item 29.  Principal Underwriters.

         (a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund, the Matrix Emerging Growth Fund and the Insightful Investor Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:


                RNC Liquid Assets Fund, Inc.
            Hotchkis and Wiley Funds
                PIC Investment Trust
            Rainier Investment Management Mutual Funds
            Guinness Flight Investment Funds
            Jurika & Voyles Fund Group
            O'Shaughnessy Funds, Inc.
            Masters Concentrated Select Trust


     First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund. Newcomb & Company, 6 New England Executive Park, Ste. 400, Burlington, MA 01803 acts as Distributor for the Insightful Investor Growth Fund.

         (b)  The officers of First Fund Distributors, Inc. are:

         Robert H. Wadsworth                         President & Treasurer
         Eric Banhazl                                Vice President

         Steven J. Paggioli                          Secretary


         Each officer's business address is 4455 E. Camelback Rd., Ste.
261-E, Phoenix, AZ 85018.   Mr. Paggioli serves as President and a
Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Banhazl serves as Treasurer of the Registrant.

         c. Incorporated by reference from the Statement of Additional Information filed herewith as Part B.


Item 30.  Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 479 West 22nd Street, New York, NY 10011.

Item 31. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.


Item 32.  Undertakings


    The registrant undertakes to file a post-effective amendment using financial statements, which need not be certified, within four to six months from the effective date of this amendment, as such requirement is interpreted by the staff of the Division of Investment Management in its generic comment letter dated February 25, 1994



    The registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of each Fund's latest annual report to shareholders, upon request and without charge.

                           SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on September 30, 1996.


                              PROFESSIONALLY MANAGED PORTFOLIOS

                                  By: /S/ Steven J. Paggioli
                                      Steven J. Paggioli
                                      President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/S/ Steven J. Paggioli          Trustee      September 30, 1996
Steven J. Paggioli

/S/Eric M. Banhazl             Principal    September 30, 1996
Eric M. Banhazl                Financial
                                Officer

Dorothy A. Berry                Trustee     September 30, 1996
*Dorothy A. Berry

Wallace L. Cook                 Trustee     September 30, 1996
*Wallace L. Cook

Carl A. Froebel                  Trustee    September 30, 1996
 *Carl A. Froebel

Rowley W. P. Redington          Trustee     September 30, 1996
  *Rowley W. P. Redington


* By: Steven J. Paggioli
     Steven J. Paggioli, Attorney-in-Fact
     under powers of attorney as filed with
     Post-Effective Amendment No. 20 to the
     Registration Statement.